Shareholders' Equity (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011 Y
$16.73 - $17.08 [Member]
Range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable
Number of shares	9,152,774
Option price range, Lower	$ 31.09
Option price range, Upper	$ 33.70
Weighted average exercise price	$ 31.11
Weighted average remaining contractual life	0.25
$19.18 - $22.83 [Member]
Range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable
Number of shares	97,850
Option price range, Lower	$ 25.90
Option price range, Upper	$ 27.21
Weighted average exercise price	$ 26.05
Weighted average remaining contractual life	1.84
$25.90 - $27.21 [Member]
Range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable
Number of shares	17,086,847
Option price range, Lower	$ 19.18
Option price range, Upper	$ 22.83
Weighted average exercise price	$ 21.02
Weighted average remaining contractual life	1.77
$31.09 - $33.70 [Member]
Range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable
Number of shares	115,681
Option price range, Lower	$ 16.73
Option price range, Upper	$ 17.08
Weighted average exercise price	$ 17.03
Weighted average remaining contractual life	2.73